Short-term Loan (Details) ¥ in Thousands, $ in Thousands, HKD in Millions	2 Months Ended	12 Months Ended
	Mar. 31, 2017 USD ($) agreement	Dec. 31, 2016 HKD agreement	Dec. 31, 2015 USD ($)	Apr. 21, 2017 USD ($)	Feb. 28, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Short-term Loan
Short-term loans						$ 549,574	¥ 3,815,691	¥ 2,272,760
Deposits to secure short-term loan			$ 374,800			575,400	3,995,000	2,427,600
Number of credit facility agreements | agreement	2	2
Aggregate amount of the credit facility				$ 378,000		78,000
Credit facility utilized				$ 100,000
Credit facility one
Short-term Loan
Aggregate amount of the credit facility					$ 100,000
Credit facility two
Short-term Loan
Aggregate amount of the credit facility	$ 200,000
Short-term loan three A, due 3 months
Short-term Loan
Short-term loans			$ 110,000					¥ 714,300
Short-term loan, fixed interest rate (as a percent)			1.00%					1.00%
Short-term loan, maturity term			3 months
Short-term loan three B, due 3 months
Short-term Loan
Short-term loans			$ 90,000					¥ 584,400
Short-term loan, fixed interest rate (as a percent)			0.96%					0.96%
Short-term loan, maturity term			3 months
Short-term loan three C, due 3 months
Short-term Loan
Short-term loans			$ 150,000					¥ 974,000
Short-term loan, fixed interest rate (as a percent)			0.93%					0.93%
Short-term loan, maturity term			3 months
Short-term loan three D, due 3 months
Short-term Loan
Short-term loans						$ 100,000	¥ 693,700
Short-term loan, fixed interest rate (as a percent)		1.29%				1.29%	1.29%
Short-term loan, maturity term		3 months
Short-term loan three E, due 3 months
Short-term Loan
Short-term loans						$ 110,000	¥ 763,100
Short-term loan, fixed interest rate (as a percent)		1.28%				1.28%	1.28%
Short-term loan, maturity term		3 months
Short-term loan three F, due 3 months
Short-term Loan
Short-term loans						$ 150,000	¥ 1,040,600
Short-term loan, fixed interest rate (as a percent)		1.15%				1.15%	1.15%
Short-term loan, maturity term		3 months
Short-term loan three G, due 3 months
Short-term Loan
Short-term loans		HKD 775.9					¥ 694,000
Short-term loan, fixed interest rate (as a percent)		0.98%				0.98%	0.98%
Short-term loan, maturity term		3 months
Short-term loan three H, due 3 months
Short-term Loan
Short-term loans						$ 90,000	¥ 624,300
Short-term loan, fixed interest rate (as a percent)		1.19%				1.19%	1.19%
Short-term loan, maturity term		3 months